Note 5 - Note Payable (Details) - Summary of Note Payble (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 30, 2013	Dec. 31, 2012
Summary of Note Payble [Abstract]
	$ 1,618,091
Less: Amount representing interest	(146,292)	(125,398)
Present value of obligations	1,471,799	1,471,798
	1,471,799	1,463,244
Less: Notes payable, current portion	1,471,799	1,463,244	1,462,244	1,581,390
Notes payable, noncurrent portion	$ 0